Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
PGIM Jennison Energy Infrastructure Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	(4.81%)	20.76%		7.79%
PGIM Jennison Energy Infrastructure Fund -Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	(0.54%)	21.20%		7.61%
PGIM Jennison Energy Infrastructure Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	0.96%	22.44%		8.70%
PGIM Jennison Energy Infrastructure Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	1.03%	22.55%	8.82%
Without Sales Load [Member] | PGIM Jennison Energy Infrastructure Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	0.73%	22.13%		8.40%
Without Sales Load [Member] | PGIM Jennison Energy Infrastructure Fund -Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	0.01%	21.20%		7.61%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	13.84%	14.63%
Alerian Midstream Energy Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent	0.47%	24.61%	11.09%	11.78%
Alerian MLP Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index
Average Annual Return, Percent	3.55%	27.00%	9.45%	8.63%